Income Taxes	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes

Note 16 – Income Taxes

The Company has evaluated the positive and negative evidence in assessing the realizability of its deferred tax assets. This assessment included the evaluation of scheduled reversals of deferred tax liabilities, estimates of projected future taxable income and tax planning strategies to determine which deferred tax assets are more likely than not to be realized in the future. Due to uncertainty to the Company’s ability to utilize its deferred tax assets, the Company has recorded a full valuation allowance against its deferred tax assets.

At December 31, 2020, the Company’s net operating loss carryforward for Federal income tax purposes was $49,495,907, which will be available to offset future taxable income. If not used, these carry forwards will begin to expire in 2032, except for the net operating losses generated January 1, 2018 and after, which can be carried forward indefinitely.

There was no income tax expense or benefit for the years ended December 31, 2020 and 2019 due to the full valuation allowance recorded.

The reconciliation of the income tax benefit is computed at the U.S. federal statutory rate as follows:

	2020	2019
Federal Statutory Tax Rate	21.00%	21.00%
Permanent Differences	(4.63%)	(6.56%)
Change in Valuation Allowance	(16.37%)	(14.44%)
Net deferred tax asset	-	-

The tax effects of temporary differences which give rise to the significant portions of deferred tax assets or liabilities at December 31 are as follows:

	2020	2019
Deferred Tax Assets:
Net Operating Losses	$12,544,738	$5,887,022
Deferred Rent	380	1,381
Accrued Interest/Interest Expense Limitation	1,031,967	962,838
Total deferred tax assets	13,577,085	6,851,241

Deferred Tax Liabilities:
Depreciation	(179,561)	(7,354)
Total deferred tax liabilities	(179,561)	(7,354)

Less: Valuation allowance	(13,397,525)	(6,843,887)
Total Net Deferred Tax Assets	$-	$-

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. The open tax years subject to examination with respect to the Company’s operations are 2015 through 2020.

Copa Di Vino Corporation [Member]
Income Taxes

Note 7 – Provision for Income Taxes

The provision for income taxes consists of the following for the year ended December 31, 2019 and 2018:

	2019	2018

Current income tax expense
State and local income taxes	$2,194	$2,281

Provision for income taxes	$2,194	$2,281

The income tax provision differs from the expense that would result from applying statutory tax rates to income before income taxes primarily because of permanent adjustments.

The tax effect of temporary differences that give rise to the deferred tax asset (liability) is as follows at December 31, 2019 and 2018:

	2019	2018

Deferred tax assets
Net operating losses	$778,700	$915,300
Accrued interest – stockholder note	28,200	29,600
Inventory adjustments	57,100	73,000
Other	400	200
Total deferred tax asset	864,400	1,018,100

Deferred tax liabilities
Fixed asset basis	(109,600)	(112,500)

Total deferred tax liability	(109,600)	(112,500)

Valuation allowance	(754,800)	(905,600)

Net deferred tax asset	$-	$-

Deferred income taxes reflect the net tax effects of temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and operating losses and tax credit carryforwards. The net operating losses generated in years up to the year ending December 31, 2017 begin to expire in 2032. Net operating losses generated subsequent to 2017 do not expire. ASC Topic 740, Income Taxes, requires that the tax benefit of net operating losses and various temporary differences be recorded as an asset to the extent that the Company assesses that realization is more likely than not. Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period.

Due to the Company’s recent history of operating losses, the Company believes the recognition of the deferred tax assets arising from the above mentioned future tax benefits is currently not more likely than not to be realized and, accordingly, has provided a full valuation allowance.

As of December 31, 2019, management had not completed a study to assess whether an ownership change has occurred or whether there have been multiple ownership changes since the Company’s formation that would limit the use of the net operating losses under section 382 of the Internal Revenue Code.

If the Company has experienced an ownership change at any time since its formation that triggered the rules under section 382, utilization of net operating loss carryforwards and other tax attributes generated before the change would be subject to an annual limitation. Any limitation may result in expiration of a portion of the net operating loss carryforwards or other attributes before utilization. Management will continue to monitor this issue and will complete a Section 382 study prior to utilizing the Company’s net operating loss carryforwards.